SEGMENT AND GEOGRAPHIC INFORMATION (Service Lines of WVAS) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue from External Customer [Line Items]
Revenues	$ 179,440,410	$ 186,379,708	$ 160,008,435
WVAS [Member]
Revenue from External Customer [Line Items]
Revenues	63,922,188	77,765,502	80,265,942
WVAS [Member] | 2.5 Generation [Member]
Revenue from External Customer [Line Items]
Revenues	1,832,902	6,080,197	8,928,563
WVAS [Member] | 2 Generation [Member]
Revenue from External Customer [Line Items]
Revenues	62,089,286	71,685,305	71,337,379
WVAS [Member] | WAP [Member] | 2.5 Generation [Member]
Revenue from External Customer [Line Items]
Revenues	719,897	2,688,051	2,355,376
WVAS [Member] | MMS [Member] | 2.5 Generation [Member]
Revenue from External Customer [Line Items]
Revenues	1,113,005	3,392,146	6,573,187
WVAS [Member] | SMS [Member] | 2 Generation [Member]
Revenue from External Customer [Line Items]
Revenues	32,334,591	39,178,143	37,096,542
WVAS [Member] | IVR [Member] | 2 Generation [Member]
Revenue from External Customer [Line Items]
Revenues	14,884,236	13,437,961	12,661,930
WVAS [Member] | CRBT and Others [Member] | 2 Generation [Member]
Revenue from External Customer [Line Items]
Revenues	$ 14,870,459	$ 19,069,201	$ 21,578,907